Income Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Combined Canadian Federal and Provincial Statutory Income Tax Rate
	June 30, 2025	June 30, 2024	June 30, 2023
	$	$	$
Net loss before income tax	(15,985,788)	(6,850,918)	(15,462,945)
Combined federal and provincial statutory income tax rates	27%	27%	27%
Expected income tax recovery at statutory rates	4,316,163	1,849,748	4,174,995
Non-deductible differences	4,082,556	1,195,284	(225,472)
Flow through expenditures	(1,153,751)	(663,475)	—
True-up of prior year amounts	(1,039,721)	578,598	—
Change in unrecognized deductible temporary differences	(6,205,247)	(2,960,155)	(3,949,523)
Total income tax recovery	—	—	—

Schedule of Deductible Temporary Differences
	June 30, 2025	June 30, 2024	June 30, 2023
	$	$	$
Non-capital losses carried forward	12,089,508	7,155,193	5,226,507
Exploration and evaluation assets	(908,007)	916,213	(100,081)
Other items	3,603,820	508,668	493,493
Other comprehensive income, before tax	14,785,321	8,580,074	5,619,919